Redeemable noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest [Abstract]
Reconciliation of redeemable noncontrolling interest
A reconciliation of redeemable noncontrolling interest for the years ended December 31, 2015 and December 31, 2016 is as follows:

	Year ended December 31,
(in thousands)	2015	2016
Balance, beginning of the period	€0	€2,076
Acquisition of redeemable noncontrolling interests	2,230	0
Net loss attributable to noncontrolling interests	(239)	(995)
Fair value adjustments through members’ equity	239	995
Currency translation adjustments and other	(154)	129
Change in ownership of noncontrolling interest	—	€(1,854)
Balance, end of period	€2,076	€351